Current Assets - Receivables - Summary of Current Assets - Receivables (Details) - USD ($)		Jun. 30, 2023	Jun. 30, 2022
Current Assets Receivables [Abstract]
Interest receivable		$ 162,853	$ 56,952
GST receivable	[1]	325,474	157,060
Other receivable	[1]	148,237	43,656
Total current receivables		$ 636,564	$ 257,668

[1]	The GST and other receivables are non‑interest bearing. There were no receivables with a material expected credit loss recorded during the financial year (2022: nil, 2021: nil).